Schedule of Capital Surplus (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
January 1	$ 7,847,746	$ 7,716,034
Employee bonus shares	87,808	131,712
Issuance of ordinary shares (Note 18)	1,383,816
December 31	9,319,370	7,847,746
Share premium [member]
IfrsStatementLineItems [Line Items]
January 1	7,273,954	7,273,954
Employee bonus shares
Issuance of ordinary shares (Note 18)	1,383,816
December 31	8,657,770	7,273,954
Other reserves [member]
IfrsStatementLineItems [Line Items]
January 1	573,792	442,080
Employee bonus shares	87,808	131,712
December 31	$ 661,600	$ 573,792